PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	At December 31,
	2012	2013

Buildings	$30,588	$31,454
Leasehold improvements	1,101	948
Furniture, fixtures and equipment	4,016	4,461
Motor vehicles	586	538
Plant and machinery	10,624	11,105
Total	46,915	48,506
Less: Accumulated depreciation	(14,594)	(16,610)
Property, plant and equipment, net	$32,321	$31,896